Related Party Disclosures - Schedule of Income and Expenses from Related Party Transactions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures - Schedule of Income and Expenses from Related Party Transactions (Details) [Line Items]
Interest and UF indexation revenue	$ 27,683	$ 36,764	$ 61,145
Income from commissions	93,087	104,179	112,489
Net Financial income (expense)	35,318	(18,367)	88,103
Other income		215	79
Total Income	156,088	122,791	261,816
Interest and UF indexation expense	17,186	12,378	13,754
Expenses from commissions	28,569	29,508	35,948
Expenses credit losses	(1,127)	(2,096)	268
Expenses from salaries and employee benefits	120,048	118,934	104,570
Administrative expenses	15,178	15,791	25,977
Other expenses	12	25	28
Total Expenses	179,866	174,540	180,545
Parent Entity [Member]
Related Party Disclosures - Schedule of Income and Expenses from Related Party Transactions (Details) [Line Items]
Interest and UF indexation revenue
Income from commissions	146	165	92
Net Financial income (expense)
Other income
Total Income	146	165	92
Interest and UF indexation expense	8,420	1,998	872
Expenses from commissions
Expenses credit losses
Expenses from salaries and employee benefits
Administrative expenses
Other expenses
Total Expenses	8,420	1,998	872
Other Legal Entity [Member]
Related Party Disclosures - Schedule of Income and Expenses from Related Party Transactions (Details) [Line Items]
Interest and UF indexation revenue	20,660	29,432	49,027
Income from commissions	92,827	103,906	112,308
Net Financial income (expense)	35,318	(18,367)	88,103
Other income		215	79
Total Income	148,805	115,186	249,517
Interest and UF indexation expense	7,166	7,329	11,307
Expenses from commissions	28,569	29,508	35,948
Expenses credit losses	(1,233)	(2,078)	242
Expenses from salaries and employee benefits	312	421	173
Administrative expenses	11,462	11,776	22,254
Other expenses			10
Total Expenses	46,276	46,956	69,934
Key personnel of the consolidated Bank [Member]
Related Party Disclosures - Schedule of Income and Expenses from Related Party Transactions (Details) [Line Items]
Interest and UF indexation revenue	1,059	1,298	2,382
Income from commissions	43	24	20
Net Financial income (expense)
Other income
Total Income	1,102	1,322	2,402
Interest and UF indexation expense	249	546	182
Expenses from commissions
Expenses credit losses	12	(3)	(5)
Expenses from salaries and employee benefits	37,918	38,083	32,894
Administrative expenses	3,628	3,786	3,603
Other expenses	1	2	3
Total Expenses	41,808	42,414	36,677
Other Related party [Member]
Related Party Disclosures - Schedule of Income and Expenses from Related Party Transactions (Details) [Line Items]
Interest and UF indexation revenue	5,964	6,034	9,736
Income from commissions	71	84	69
Net Financial income (expense)
Other income
Total Income	6,035	6,118	9,805
Interest and UF indexation expense	1,351	2,505	1,393
Expenses from commissions
Expenses credit losses	94	(15)	31
Expenses from salaries and employee benefits	81,818	80,430	71,503
Administrative expenses	88	229	120
Other expenses	11	23	15
Total Expenses	$ 83,362	$ 83,172	$ 73,062